Subsequent Events (Details) - USD ($)			9 Months Ended
	Oct. 02, 2026	Dec. 18, 2025	Aug. 31, 2026	Aug. 31, 2025	Dec. 22, 2025
Subsequent Event [Line Items]
Payment received on notes receivable			$ 255,000
Gross proceeds			5,700,000
Related Party [Member]
Subsequent Event [Line Items]
Repayments of Debt		$ 300,000
IPO [Member]
Subsequent Event [Line Items]
Units issued		23,000,000
Proceeds from issuance of public offering			$ 3,404,000
Promissory note agreement, value					$ 38,718
Private Placement [Member]
Subsequent Event [Line Items]
Units issued		570,000
Price per share		$ 10
Purchased shares		570,000
Private Placement [Member] | Cantor Fitzgerald & Co [Member]
Subsequent Event [Line Items]
Gross proceeds		$ 5,700,000
Purchased shares		200,000
Private Placement [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Purchased shares		370,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Units issued		3,000,000
Price per share		$ 10
Subsequent Event [Member]
Subsequent Event [Line Items]
Remaining uncollected of note receivables	$ 105,000
Payment received on notes receivable	$ 150,000
Gross proceeds from over-allotment		$ 230,000,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Gross proceeds		$ 5,700,000
Subsequent Event [Member] | Underwriter Agreement [Member]
Subsequent Event [Line Items]
Underwriting discount		2.00%
Proceeds from issuance of public offering		$ 4,000,000
Deferred under writing commissions payable		10,950,000
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Repayments of Debt		$ 300,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Units issued		23,000,000
Subsequent Event [Member] | IPO [Member] | Underwriter Agreement [Member]
Subsequent Event [Line Items]
Percentage of gross proceeds		4.50%
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Units issued		570,000
Price per share		$ 10
Purchased shares		570,000
Subsequent Event [Member] | Private Placement [Member] | Cantor Fitzgerald & Co [Member]
Subsequent Event [Line Items]
Purchased shares		200,000
Subsequent Event [Member] | Private Placement [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Purchased shares		370,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Units issued		3,000,000
Price per share		$ 10
Subsequent Event [Member] | Over-Allotment Option [Member] | Underwriter Agreement [Member]
Subsequent Event [Line Items]
Percentage of gross proceeds		6.50%